Shareholder Report, Holdings (Details) - NovaTide Flexible Allocation ETF	Feb. 28, 2026
PGIM Short Duration Multi-Sector Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Alps Smith Core Plus Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Applied Finance Valuation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
DoubleLine Commercial Real Estate Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Distillate Small/Mid Cash Flow ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Touchstone Sands Capital US Select Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Neuberger Berman Next Generation Connectivity Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco S&P 500 Equal Weight Consumer Staples ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VanEck Onchain Economy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%